UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check Here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):|_| is a restatement.
				 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vertex One Asset Management Inc.
Address: 1920-1177 West Hastings Street
	 Vancouver, British Columbia V6E 2K3

Form 13F File Number: 028-12402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeffrey D. McCord
Title: Managing Director
Phone: 604-681-5787

Signature, Place, and Date of Signing:

Jeffrey D. McCord   Vancouver, British Columbia        August 12, 2009
-----------------   --------------------------- 	------------
   [Signature] 		 [City, State] 		          [Date]





Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

[If there are no entries in this list, omit this section.]


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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: Seven

Form 13F Information Table Entry Total: 73

Form 13F Information Table Value Total: $322,391 USD (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number          Name

01  028-12401                     Vertex Fund
02  028-12398                     Rocky Mountain Investments Ltd.
03  028-12399                     Simkor Investments Ltd.
04  028-12406                     589321 BC Ltd.
05  028-12408                     Jeffrey McCord
06  028-12407                     John Thiessen
07  028-12403                     Matthew Wood


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		             TITLE OF	           VALUE X  PRN        SH/ PUT/ INVST OTHER                 VOTING AUTHORITY
NAME OF ISSUER	             CLASS	CUSIP      ($1,000) AMT        PUT CALL DISCR MANAGERS              SOLE    SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Arcelormittal SA Luxembourg  NOTE 	03938LAK0  127 	    100,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Ascent Media Corp	     COM SER A	043632108  6,288    236,557    SH	SOLE  01 02 03 04 05 06 07  SOLE
Bank of America Corporation  COM	060505104  33,654   2,549,538  SH	SOLE  01 02 03 04 05 06 07  SOLE
Cadence Design System Inc    NOTE 	127387AD0  1,650    2,000,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
Cadence Design System Inc    NOTE 	127387AF5  5,026    7,600,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
Cardiodynamics Intl Corp     COM NEW	141597302  87 	    65,452     SH	SOLE  01 02 03 04 05 06 07  SOLE
Centennial Communctns Corp   CL A NEW	15133V208  14,476   1,731,521  SH	SOLE  01 02 03 04 05 06 07  SOLE
CF Inds Hldgs Inc	     COM	125269100  2,669    36,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
Data Domain Inc		     COM	23767P109  2,445    73,314     SH	SOLE  01 02 03 04 05 06 07  SOLE
Dillards Inc		     CL A	254067101  5,300    576,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Dollar Finl Corp	     NOTE 	256664AB9  583 	    850,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Embarq Corp		     COM	29078E105  12,935   307,556    SH	SOLE  01 02 03 04 05 06 07  SOLE
Genworth Finl Inc	     COM CL A	37247D106  11,184   1,600,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
Great Plains Energy Inc	     UNIT 	391164803  144 	    2,500      SH	SOLE  01 02 03 04 05 06 07  SOLE
Huntsman Corp		     COM	447011107  4,513    897,186    SH	SOLE  01 02 03 04 05 06 07  SOLE
IAC Interactivecorp	     COM PAR	44919P508  429 	    26,799     SH	SOLE  01 02 03 04 05 06 07  SOLE
International Coal Grp 	     NOTE	45928HAD8  5,177    6,200,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
Invesco Ltd		     SHS	G491BT108  130 	    7,270      SH	SOLE  01 02 03 04 05 06 07  SOLE
Ishares TR		     High Yld 	464288513  3,999    50,160     SH	SOLE  01 02 03 04 05 06 07  SOLE
Keycorp New		     COM	493267108  5,336    1,018,500  SH	SOLE  01 02 03 04 05 06 07  SOLE
Lexmark Intl New	     CL A	529771107  1,586    100,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Merck & Co Inc		     COM	589331107  25,946   927,977    SH	SOLE  01 02 03 04 05 06 07  SOLE
Micron Technology Inc	     NOTE 	595112AJ2  117 	    100,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Morgan Stanley		     COM NEW	617446448  2,851    100,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Mylan Inc		     PFD CONV	628530206  3,513    4,078      SH	SOLE  01 02 03 04 05 06 07  SOLE
Nashua Corp		     COM	631226107  507 	    75,614     SH	SOLE  01 02 03 04 05 06 07  SOLE
Nova Chemicals Corp	     COM	66977W109  20,663   3,478,223  SH	SOLE  01 02 03 04 05 06 07  SOLE
Pepsiamericas Inc	     COM	71343P200  104 	    3,900      SH	SOLE  01 02 03 04 05 06 07  SOLE
Pfizer Inc		     COM	717081103  24,528   1,635,219  SH	SOLE  01 02 03 04 05 06 07  SOLE
Price T Rowe Group Inc	     COM	74144T108  2,083    50,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
Sandisk Corp		     NOTE 	80004CAC5  7,843    12,400,000 SH	SOLE  01 02 03 04 05 06 07  SOLE
SLM Corp		     COM	78442P106  23,421   2,280,421  SH	SOLE  01 02 03 04 05 06 07  SOLE
Specialty Underwriters 	     COM	84751T309  453 	    71,429     SH	SOLE  01 02 03 04 05 06 07  SOLE
Sumtotal Sys Inc	     COM	866615107  2,412    501,601    SH	SOLE  01 02 03 04 05 06 07  SOLE
Sun Microsystems Inc	     COM NEW	866810203  4,348    471,508    SH	SOLE  01 02 03 04 05 06 07  SOLE
Take-Two Interactive So	     NOTE 	874054AA7  273 	    250,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Targa Resources Partner	     COM UNIT	87611X105  1,360    98,019     SH	SOLE  01 02 03 04 05 06 07  SOLE
Teradyne Inc		     NOTE 	880770AE2  285 	    200,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Transglobe Energy Corp	     COM	893662106  2 	    765        SH	SOLE  01 02 03 04 05 06 07  SOLE
Wellcare Health Plans	     COM	94946T106  924 	    50,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
Wells Fargo & Co NEW	     PFD CNV A	949746804  11,812   15,048     SH	SOLE  01 02 03 04 05 06 07  SOLE
Banco Santander SA	     ADR	05964H105  338 	    27,892     SH	SOLE  02 03 04 05 06 07     sOLE
Bank of America Corp	     COM	060505104  717 	    54,320     SH	SOLE  02 03 04 05 06 07     SOLE
Biovail Corp		     COM	09067J109  1,009    75,000     SH	SOLE  02 03 04 05 06 07     SOLE
Bristol Myers Squibb Co	     COM	110122108  707 	    34,800     SH	SOLE  02 03 04 05 06 07     SOLE
Celestica Inc		     SUB VTG	15101Q108  679 	    100,000    SH	SOLE  02 03 04 05 06 07     SOLE
Disney Walt Co		     COM DISNEY	254687106  5,252    225,100    SH	SOLE  02 03 04 05 06 07     SOLE
Fairfax Finl Hldgs Ltd	     SUB VTG	303901102  8,800    35,000     SH	SOLE  02 03 04 05 06 07     SOLE
Firstservice Corp	     SUB VTG	33761N109  141 	    8,300      SH	SOLE  02 03 04 05 06 07     SOLE
General Electric Co	     COM	369604103  480 	    41,000     SH	SOLE  02 03 04 05 06 07     SOLE
Genworth Finl Inc	     COM CL A	37247D106  1,531    219,000    SH	SOLE  02 03 04 05 06 07     SOLE
HSBC Hldgs PLC		     SPON ADR	404280406  533 	    12,750     SH	SOLE  02 03 04 05 06 07     SOLE
Ingersoll-Rand Company 	     CL A	G4776G101  3,660    175,100    SH	SOLE  02 03 04 05 06 07     SOLE
Johnson & Johnson	     COM	478160104  6,060    106,700    SH	SOLE  02 03 04 05 06 07     SOLE
JPMorgan & Chase & Co	     COM	46625H100  648 	    19,000     SH	SOLE  02 03 04 05 06 07     SOLE
Keycorp New		     COM	493267108  236 	    45,000     SH	SOLE  02 03 04 05 06 07     SOLE
Lululemon Athletica Inc	     COM	550021109  990 	    76,000     SH	SOLE  02 03 04 05 06 07     SOLE
Markel Corp		     COM	570535104  258 	    918        SH	SOLE  02 03 04 05 06 07     SOLE
Marshall & Ilsley Corp 	     COM	571837103  336 	    70,000     SH	SOLE  02 03 04 05 06 07     SOLE
Mattel Inc		     COM	577081102  5,991    373,300    SH	SOLE  02 03 04 05 06 07     SOLE
Montpelier Re Holdings 	     COM	G62185106  6,344    477,400    SH	SOLE  02 03 04 05 06 07     SOLE
Odyssey Re Hldgs Corp	     COM	67612W108  1,981    49,550     SH	SOLE  02 03 04 05 06 07     SOLE
Partnerre Ltd		     COM	G6852T105  7,502    115,500    SH	SOLE  02 03 04 05 06 07     SOLE
Pfizer Inc		     COM	717081103  4,769    317,900    SH	SOLE  02 03 04 05 06 07     SOLE
Platinum Underwriter 	     COM	G7127P100  6,770    236,800    SH	SOLE  02 03 04 05 06 07     SOLE
QLT Inc			     COM	746927102  706 	    330,000    SH	SOLE  02 03 04 05 06 07     SOLE
Regions Financial Corp 	     COM	7591EP100  404 	    100,000    SH	SOLE  02 03 04 05 06 07     SOLE
Rockwell Automation Inc	     COM	773903109  739 	    23,000     SH	SOLE  02 03 04 05 06 07     SOLE
Schering Plough Corp	     COM	806605101  1,372    54,600     SH	SOLE  02 03 04 05 06 07     SOLE
Suntrust Bks Inc	     COM	867914103  313 	    19,000     SH	SOLE  02 03 04 05 06 07     SOLE
Wells Fargo& Co New	     COM	949746101  435 	    17,919     SH	SOLE  02 03 04 05 06 07     SOLE
XL Cap Ltd		     CL A	G98255105  1,218    106,300    SH	SOLE  02 03 04 05 06 07     SOLE
Zions Bancorporation	     COM	989701107  289 	    25,000     SH	SOLE  02 03 04 05 06 07     SOLE

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